Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Debt interest expense	$ (53.0)	$ (47.7)	$ (106.9)	$ (92.4)
Amortization of deferred finance charges	(3.2)	(2.8)	(6.4)	(5.5)
Amortization of debt discount	(1.7)	(1.7)	(3.4)	(3.4)
Amortization of debt premium	0.7	0.2	1.4	0.3
Total	$ (57.2)	$ (52.0)	$ (115.3)	$ (101.0)